ACCOUNTS RECEIVABLE AND CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2025
Accounts Receivable And Contract Liabilities
ACCOUNTS RECEIVABLE AND CONTRACT LIABILITIES

3.	ACCOUNTS RECEIVABLE AND CONTRACT LIABILITIES

Revenue Contract Balances

	Contract
	Receivables	Liabilities

Opening balance, January 1, 2023	$62,842	$(274,192)
Changes due to payment, fulfillment of performance obligations or revenues recognized	(62,842)	271,069
Effect of changes in foreign exchange rates	-	3,123
Opening balance, December 31, 2023	-	-
Changes due to payment, fulfillment of performance obligations or revenues recognized	7,257	-
Balance, December 31, 2024	7,257	-
Customer deposits	-	1,175,000
Revenues recognized	725,000	-
Changes due to payment, fulfillment of performance obligations or other	(732,257)	(725,000)
Effect of changes in foreign exchange rates	-	(4,160)
Balance, December 31, 2025	$-	$445,840